Long-Term Debt (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other long-term debt and capital lease obligations
Total	$ 342,764	$ 364,936
Less current portion	(34,630)	(30,895)
Other long-term debt and capital lease obligations, net of current portion	308,134	334,041
Interest rate (as a percent)	6.375%
Capital lease obligations
Other long-term debt and capital lease obligations
Total	270,893	286,971
8% note payable for EchoStar VII satellite vendor financing, payable over 13 years from launch
Other long-term debt and capital lease obligations
Total	6,286	7,577
Interest rate (as a percent)	8.00%	8.00%
Term of debt instrument (in years)	13 years	13 years
6% note payable for EchoStar X satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Total	9,968	10,862
Interest rate (as a percent)	6.00%	6.00%
Term of debt instrument (in years)	15 years	15 years
6% note payable for EchoStar XI satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Total	15,106	15,951
Interest rate (as a percent)	6.00%	6.00%
Term of debt instrument (in years)	15 years	15 years
6% note payable for EchoStar XIV satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Total	21,055	22,000
Interest rate (as a percent)	6.00%	6.00%
Term of debt instrument (in years)	15 years	15 years
6% note payable for EchoStar XV satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Total	17,227	18,000
Interest rate (as a percent)	6.00%	6.00%
Term of debt instrument (in years)	15 years	15 years
Mortgages and other unsecured notes payable due in installments through 2017 with interest rates ranging from approximately 2% to 13%
Other long-term debt and capital lease obligations
Total	$ 2,229	$ 3,575
Interest rate, low end of range (as a percent)	2.00%	2.00%
Interest rate, high end of range (as a percent)	13.00%	13.00%